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SEC FILE NUMBER

CUSIP NUMBER

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 12b-25
NOTIFICATION OF LATE FILING

(Check one):	☑ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

	For Period Ended:	December 31, 2009

☐ Transition Report on Form 10-K

☐ Transition Report on Form 20-F

☐ Transition Report on Form 11-K

☐ Transition Report on Form 10-Q

☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.
Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.
If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:
PART I — REGISTRANT INFORMATION
Corus Bankshares, Inc.

Full Name of Registrant
Not Applicable

Former Name if Applicable
10 S. Riverside Plaza, Suite 1800

Address of Principal Executive Office (Street and Number)
Chicago, Illinois 60606

City, State and Zip Code
PART II — RULES 12b-25(b) AND (c)
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense

(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.
PART III — NARRATIVE
State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.
Corus Bankshares, Inc. (the “Company”) has determined that it is unable to timely file its Annual Report on Form 10-K for the year ending December 31, 2009 (the “Form 10-K”) and the Company expects that it will not be able to file the Form 10-K within the 15-day extension permitted by the rules of the U. S. Securities and Exchange Commission. On Friday, September 11, 2009, Corus Bank, N.A. (“Corus Bank”), the wholly-owned subsidiary of Corus Bankshares, Inc. (the “Company”), was closed by the Office of the Comptroller of the Currency and the Federal Deposit Insurance Corporation (the “FDIC”) was appointed as receiver of Corus Bank. Since that time, the Company has been working diligently with its financial and professional advisers in considering its future options. These efforts during the last several months have prevented the Company from finalizing its financial statements on time to file the Form 10-K within the prescribed time period without unreasonable effort and expense. Additionally, as previously reported on a Form 8-K, dated September 4, 2009, the Company’s independent registered public accounting firm had resigned on August 31, 2009. On March 25, 2010, the Company retained a successor independent registered public accounting firm that will begin the audit and review of the Company’s 2009 results of operations.

Persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

(Attach extra Sheets if Needed)
PART IV — OTHER INFORMATION
(1)	Name and telephone number of person to contact in regard to this notification

Michael Minnaugh	(312)	474-6391
(Name)	(Area Code)	(Telephone Number)
(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).
Yes ☐ No ☑

Form 10-Q for the period ending September 30, 2009 has not been filed due to the timing of the resignation of the Company’s independent registered public accounting firm noted above and the recent appointment of a successor firm.
(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
Yes ☑ No ☐

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

As described above, the results for the year ending December 31, 2009 will segregate Corus Bank as discontinued operations due to being placed into receivership and include their results only through September 11, 2009. The loss before income taxes for Corus Bank for the period ending September 11, 2009 will be approximately $817 million as compared to a $573 million loss for the period ending December 31, 2008. Additionally, during the fourth quarter of 2009, the Company recorded an expected income tax benefit of approximately $104.0 million relating to the carryback of net operating losses (“NOL’s”) to 2004 and 2005. NOL carryback legislation was approved in November 2009 allowing taxpayers to carry back losses for five years instead of two years

Corus Bankshares, Inc.
(Name of Registrant as Specified in Charter)
has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date	April 2, 2010	By	s/ Michael J. Minnaugh

Chief Financial Officer